Segmented information	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Segmented information

9.	Segmented information

The Company operates in one reportable operating segment being the acquisition, exploration, and evaluation of mineral properties in Canada and the USA. As at March 31, 2026, the Company holds non-current assets comprising mineral property interests of $4,791,780 (December 31, 2025 - $4,791,780) in the USA. The remainder of the Company’s non-current assets are located in Canada.